INVESTMENT IN LEASED VESSEL, NET	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
INVESTMENT IN LEASED VESSEL, NET	INVESTMENT IN LEASED VESSEL, NET
On May 15, 2019, we executed a modification to the Golar Freeze Charter which triggered a change in lease classification from an operating lease to a sales-type lease. This classification change resulted in the de-recognition of the vessel asset carrying value, the recognition of net investment in leased vessel (consisting of present value of the future lease receivables and unguaranteed residual value), and a gain on disposal of $4.2 million, which is included within "Other non-operating income" in our consolidated statement of operations for the year ended December 31, 2019. Post modification to sales-type lease, all charter hire revenue from the Golar Freeze sales-type lease has been recognized as interest income. We recognized interest income of $16.2 million and $9.5 million for the years ended December 31, 2020 and 2019, respectively, which is included within "interest income" in our consolidated statement of operations, gross of expected credit loss allowance.

The following table lists the components of our investment in leased vessel, net and the maturity profile of the undiscounted lease receivables:

Year ending December 31, (in thousands of $)
2021	18,250
2022	18,250
2023	18,250
2024	18,300
2025 and thereafter	171,050
Total minimum lease receivable	244,100
Unguaranteed residual value	16,000
Gross investment in sales-type lease	260,100
Less: unearned interest income	(148,271)
Expected credit loss allowance	(43)
Investment in leased vessel, net	111,786
Less: current portion of investment in leased vessel, net	(2,570)
Non-current portion of investment in leased vessel, net	109,216

As of December 31, 2020 and 2019, there is $nil accrued interest included within the balance.

The Golar Freeze Charter includes an option for the charterer, upon twelve months' written notice, to terminate the charter with effect not before the third anniversary of the hire commencement date of March 31, 2019 in order to substitute the FSRU for an alternative vessel but only if certain throughput targets have not been achieved. In the event the charterer issues a termination notice, we have a matching right. The charter also includes a 5-year extension option and we have assumed that this option will not be exercised.